Document and Entity Information	Aug. 19, 2020
Cover [Abstract]
Entity Registrant Name	CAL-MAINE FOODS INC
Amendment Flag	false
Entity Central Index Key	0000016160
Document Type	8-K
Document Period End Date	Aug. 19, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-38695
Entity Tax Identification Number	64-0500378
Entity Address, Address Line One	3320 W Woodrow Wilson Ave
Entity Address, City or Town	Jackson
Entity Address, State or Province	MS
Entity Address, Postal Zip Code	39209-3409
City Area Code	601
Local Phone Number	948-6813
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	CALM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false